FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk classification of trade accounts receivable (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Expected credit losses	R$ 41,889	R$ 41,996	R$ 37,179
Credit risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	2,957,095	3,077,813
Expected credit losses	41,889	41,996
Credit risk | Low Risk | Current and overdue to 30 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	2,813,038	2,775,364
Credit risk | Average Risk | Overdue between 30 and 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	54,115	168,836
Credit risk | High Risk | Overdue more than 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 89,942	R$ 133,613